Income Tax - Expiry Period Information of Unused Operating Loss Carryforward (Detail) $ in Millions	12 Months Ended
Dec. 31, 2016 TWD ($)
Disclosure of unused operating loss carryforward [line items]
Operating loss carryforward for which no deferred tax assets recognized	$ 178.1
Expiration period one [member]
Disclosure of unused operating loss carryforward [line items]
Operating loss carryforward for which no deferred tax assets recognized	$ 136.7
Expiration period one [member] | Bottom of range [member]
Disclosure of unused operating loss carryforward [line items]
Operating loss carryforward expiry period	1 year
Expiration period one [member] | Top of range [member]
Disclosure of unused operating loss carryforward [line items]
Operating loss carryforward expiry period	4 years
Expiration period two [member]
Disclosure of unused operating loss carryforward [line items]
Operating loss carryforward for which no deferred tax assets recognized	$ 41.4
Expiration period two [member] | Bottom of range [member]
Disclosure of unused operating loss carryforward [line items]
Operating loss carryforward expiry period	5 years
Expiration period two [member] | Top of range [member]
Disclosure of unused operating loss carryforward [line items]
Operating loss carryforward expiry period	10 years